Asset Retirement Obligations - Schedule of Asset Retirement Obligations (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Asset Retirement Obligations [Abstract]
Asset Retirement obligations, beginning of year	$ 13,937,000
Liability assumed		12,900,000
Accretion expense	871,000	1,037,000
Asset Retirement obligations, end of year	$ 14,808,000	$ 13,937,000